Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents	The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Company’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs:
	As of December 31,
	2020	2021
	(in thousands of US$)
Cash and cash equivalents	1,734	293
Accounts receivable, net	1,450	1,333
Amounts due from subsidiaries	6,663	8,067
Property and equipment and intangible assets	2,311	1,195
Others	9,399	9,602
Total assets	21,557	20,490
Short term borrowings	—	941
Amounts due to parent and subsidiaries	42,442	55,623
Accounts payable, accrued expenses and other liabilities	14,276	16,458
Contract liabilities	215	89
Others	—	18
Total liabilities	56,933	73,129
Total shareholders’ deficit	(35,376)	(52,639)

	Years ended December 31,
	2019	2020	2021
	(in thousands of US$)
Revenue (note a)	82,054	55,014	30,979
Net income/(loss) (note a)	3,160	(3,528)	(16,244)
Net cash used in operating activities (note b)	(170)	(4,933)	(6,553)
Net cash used in investing activities	(2,697)	(1,196)	(178)
Net cash generated from financing activities (note b)	3,726	2,988	5,290

Note:

(a) Revenue and net income/(loss) incurred by the VIEs are primarily from the provision of data connectivity services, as well as sales of Wi-Fi terminals and sales of data related products.

(b) The condensed financial information of the Group’s VIEs and subsidiaries of VIEs for the year ended December 31, 2019 and 2020 has been revised to reflect a reclassification adjustment on the presentation of cash flows between the Group’s VIEs and its other subsidiaries within the Group. Such cash flows were previously inappropriately presented under the operating activities of the condensed financial information of the Group’s VIEs and subsidiaries of VIEs. The condensed financial information has been revised to properly reflect the cash flows from other subsidiaries to the VIEs as financing activities amounted to US$3.9 million and US$7.7 million in FY19 and FY20, respectively. Management considered the revision is immaterial, the impact of the revision was eliminated in consolidation, and there is no impact on the previously reported consolidated financial position, results of operations or cash flows.

(c) As described in Note 10 to the consolidated financial statements, the Company sponsors share-based compensation plans in which employees, directors and officers of the Company, its subsidiaries and its VIEs are eligible to participate. The Company has reflected the full cost of the share-based compensation expenses in its operating expenses. Most of the participating employees of the plans are based in the subsidiaries and VIEs. If these expenses had been pushed down to the subsidiaries and VIEs during the periods presented, the Company's non-cash operating expenses would be lower and the VIE's non-cash operating expenses would be higher by the following amounts: FY19: nil, FY20: USD14.8 million, and USD0.4 million while subsidiaries’ non-cash operating expenses would be higher by the following amounts: FY19: USD0.2 million, FY20: USD35.8 million, and FY2021: USD4.7 million.

Schedule of Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheet as follows:

	December 31,	December 31,
(In thousands)	2020	2021
Cash and cash equivalents	21,989	7,868
Restricted cash	8,237	—
Total	30,226	7,868

Schedule of Depreciation Using Straight-Line Method to Allocate Their Cost to Their Residual Values Over Their Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives, as follows:

Computers, server & switch and office equipment	5 years
Wi-Fi terminals for data connectivity services	2 years
Leasehold improvement	Over the shorter of lease term or 3 years

Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives

Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Trademark	10 years
Software	10 years
Licensed copyrights	10 years